Loans and Borrowings	9 Months Ended
Jun. 30, 2024
Disclosure of detailed information about borrowings [abstract]
Loans and Borrowings

11. LOANS AND BORROWINGS

The Company has the following principal and interest payable amounts outstanding for loans and borrowings:

(In thousands of Euros)	Currency	Year of maturity	June 30, 2024	September 30, 2023
Non-current liabilities
Term Loan (EUR)	EUR	2028	375,000	375,000
Term Loan (USD)	USD	2028	304,120	730,159
Vendor Loan	EUR	2029	208,305	299,560
Senior Notes	EUR	2029	428,500	428,500
			1,315,925	1,833,220
Senior Note embedded derivative			28,638	28,638
Less: amortization under the effective interest method			(19,342)	(46,163)
			1,325,221	1,815,695

Current liabilities
Term Loan (EUR) interest payable	EUR		4,272	4,197
Term Loan (USD) - current portion	USD		3,061	7,347
Term Loan (USD) interest payable	USD		4,537	10,938
Vendor Loan interest payable	EUR		1,521	5,487
Senior Notes interest payable	EUR		3,749	9,373
			17,140	37,343

During the nine months ended June 30, 2024, the Company made early repayments of €100.0 million of the Vendor Loan and $450.0 million of the USD Term Loan Facility.

On May 28, 2024 Birkenstock Limited Partner S.à r.l., a subsidiary of the Company, entered into a term and revolving facilities agreement for a new syndicated credit facility consisting of a €375.0 million Euro denominated term loan facility, a $280.0 million USD denominated term loan facility, and a €225.0 million Euro denominated multicurrency revolving facility, which replaces the existing Term Loans and the undrawn ABL facility. The effective date of this transaction is August 2, 2024. The amortization of the transaction costs related to the existing term loans and ABL facility amounting to €17.3 million were accelerated through the closing date of the new facilities in "Finance cost, net" during the three months ended June 30, 2024. The maturity of the new facilities is February 28, 2029. The interest rate is based on EURIBOR (for Euro-denominated term loans), Term SOFR (for USD-denominated term loans) and EURIBOR, Term SOFR or SONIA (for the revolving facility) plus a margin which ranges between EUR Loans and Revolving Facility 1.60% / USD Loans 1.90% and EUR Loans and Revolving Facility 2.60% / USD Loans 2.90% depending on the leverage, which represents a significant reduction of the interest expense compared to the existing loans.